Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Derivative Instrument Detail [Abstract]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	3.20%	3.20%
Reduced Principal amount denominated Interest rate swaps	$ 96.3	€ 70.1